Commitments - Summary of Lease Commitments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Commitments [Line Items]
Lease Commitments	$ 3,678	$ 15,008	$ 7,102
Payable within one year [Member]
Disclosure Of Lease Commitments [Line Items]
Lease Commitments	2,259	11,233	3,336
Payable in the second to fifth year inclusive [Member]
Disclosure Of Lease Commitments [Line Items]
Lease Commitments	$ 1,419	$ 3,775	$ 3,766